JPMorgan Active China ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Automobile Components — 2.3%
Fuyao Glass Industry Group Co. Ltd., Class A	33,300	271,989
Banks — 11.1%
China Construction Bank Corp., Class H	683,000	555,767
China Merchants Bank Co. Ltd., Class A	103,900	579,014
Postal Savings Bank of China Co. Ltd., Class A	47,100	34,886
Postal Savings Bank of China Co. Ltd., Class H (a)	274,000	163,574
		1,333,241
Beverages — 3.1%
Kweichow Moutai Co. Ltd., Class A	1,900	374,432
Broadline Retail — 10.4%
Alibaba Group Holding Ltd.	66,200	812,041
PDD Holdings, Inc., ADR *	3,937	440,590
		1,252,631
Electrical Equipment — 3.7%
Contemporary Amperex Technology Co. Ltd., Class A	3,100	109,633
Hongfa Technology Co. Ltd., Class A	32,300	152,369
NARI Technology Co. Ltd., Class A	58,700	185,510
		447,512
Electronic Equipment, Instruments & Components — 7.7%
BOE Technology Group Co. Ltd., Class A	119,300	72,823
Foxconn Industrial Internet Co. Ltd., Class A	89,631	263,889
Luxshare Precision Industry Co. Ltd., Class A	40,300	222,763
Sunny Optical Technology Group Co. Ltd.	26,800	241,212
Xiamen Faratronic Co. Ltd., Class A	7,900	133,420
		934,107
Entertainment — 3.2%
NetEase, Inc.	18,500	380,271
Food Products — 3.1%
Angel Yeast Co. Ltd., Class A	17,500	82,933
Anjoy Foods Group Co. Ltd., Class A	11,700	121,005
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	45,800	175,031
		378,969
Gas Utilities — 3.3%
China Resources Gas Group Ltd.	51,100	173,462
ENN Energy Holdings Ltd.	33,100	225,313
		398,775
Health Care Equipment & Supplies — 0.9%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,400	108,460
Hotels, Restaurants & Leisure — 5.1%
H World Group Ltd., ADR	4,166	133,895
Meituan * (a)	25,500	485,330
		619,225

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 4.0%
Haier Smart Home Co. Ltd., Class H	96,600	319,510
Midea Group Co. Ltd., Class A	15,700	158,894
		478,404
Independent Power and Renewable Electricity Producers — 2.2%
China Yangtze Power Co. Ltd., Class A	67,800	267,666
Insurance — 6.4%
China Pacific Insurance Group Co. Ltd., Class H	84,800	252,601
PICC Property & Casualty Co. Ltd., Class H	86,000	139,727
Ping An Insurance Group Co. of China Ltd., Class A	55,000	384,106
		776,434
Interactive Media & Services — 13.0%
Kanzhun Ltd., ADR *	12,135	174,866
Tencent Holdings Ltd.	26,500	1,394,303
		1,569,169
Machinery — 5.0%
Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,500	114,721
Sany Heavy Industry Co. Ltd., Class A	33,200	73,193
Weichai Power Co. Ltd., Class H	133,000	231,446
Zhuzhou CRRC Times Electric Co. Ltd., Class A	4,254	26,873
Zhuzhou CRRC Times Electric Co. Ltd., Class H	41,900	161,507
		607,740
Media — 0.9%
Focus Media Information Technology Co. Ltd., Class A	115,600	104,440
Metals & Mining — 2.0%
Zijin Mining Group Co. Ltd., Class H	128,000	241,976
Oil, Gas & Consumable Fuels — 3.0%
China Petroleum & Chemical Corp., Class H	262,000	143,289
PetroChina Co. Ltd., Class H	292,000	223,246
		366,535
Pharmaceuticals — 0.8%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	16,790	101,645
Real Estate Management & Development — 1.5%
KE Holdings, Inc., ADR	10,671	185,995
Semiconductors & Semiconductor Equipment — 2.5%
Flat Glass Group Co. Ltd., Class H	59,000	87,380
Montage Technology Co. Ltd., Class A	23,089	215,699
		303,079
Software — 1.3%
Kingdee International Software Group Co. Ltd. *	114,000	151,295
Technology Hardware, Storage & Peripherals — 1.8%
Lenovo Group Ltd.	178,000	214,677

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 1.4%
Shenzhou International Group Holdings Ltd.	22,900	172,525
Total Common Stocks (Cost $11,715,849)		12,041,192
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM, 4.46% (b) (c)(Cost $10,588)	10,585	10,589
Total Investments — 99.8% (Cost $11,726,437)		12,051,781
Other Assets in Excess of Liabilities — 0.2%		19,248
NET ASSETS — 100.0%		12,071,029

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$271,989	$—	$271,989
Banks	—	1,333,241	—	1,333,241
Beverages	—	374,432	—	374,432
Broadline Retail	440,590	812,041	—	1,252,631
Electrical Equipment	—	447,512	—	447,512
Electronic Equipment, Instruments & Components	—	934,107	—	934,107
Entertainment	—	380,271	—	380,271
Food Products	—	378,969	—	378,969

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Gas Utilities	$173,462	$225,313	$—	$398,775
Health Care Equipment & Supplies	—	108,460	—	108,460
Hotels, Restaurants & Leisure	133,895	485,330	—	619,225
Household Durables	—	478,404	—	478,404
Independent Power and Renewable Electricity Producers	—	267,666	—	267,666
Insurance	—	776,434	—	776,434
Interactive Media & Services	174,866	1,394,303	—	1,569,169
Machinery	—	607,740	—	607,740
Media	—	104,440	—	104,440
Metals & Mining	—	241,976	—	241,976
Oil, Gas & Consumable Fuels	—	366,535	—	366,535
Pharmaceuticals	—	101,645	—	101,645
Real Estate Management & Development	185,995	—	—	185,995
Semiconductors & Semiconductor Equipment	—	303,079	—	303,079
Software	—	151,295	—	151,295
Technology Hardware, Storage & Peripherals	—	214,677	—	214,677
Textiles, Apparel & Luxury Goods	—	172,525	—	172,525
Total Common Stocks	1,108,808	10,932,384	—	12,041,192
Short-Term Investments
Investment Companies	10,589	—	—	10,589
Total Investments in Securities	$1,119,397	$10,932,384	$—	$12,051,781
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$8,860	$580,460	$578,727	$(5)	$1	$10,589	10,585	$289	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.